Investment Objectives and Goals - F/m Ultrashort Tax-Free Municipal ETF	Oct. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Ultrashort Tax-Free Municipal ETF (ZMUN)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Ultrashort Tax-Free Municipal ETF (f/k/a F/m Short Duration High Coupon Tax-Free Municipal ETF and F/m Callable Tax-Free Municipal ETF) (the “F/m Ultrashort Tax-Free Muni Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg Municipal Bond Currently Callable Index (I40165US).